SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.SUBSEQUENT EVENTS

In April 2024, the Company changed its legal name from Kaixin Auto Holdings to Kaixin Holdings. The Company’s ordinary shares will commence trading on the Nasdaq Capital Market under the new name at the market open on April 10, 2024. No action by the Company’s shareholders is required with respect to the name change. The CUSIP number for the Company’s ordinary shares will remain unchanged.

On January 2, 2024, KAG adopted a 2024 Equity Incentive Plan (the “Plan”), as approved and authorized by the board of directors of the Group and its compensation committee. The Group may grant options, restricted shares, restricted share units and other types of awards to its employees, consultants and members of the board of directors pursuant to the Plan. The Plan will expire upon the tenth anniversary of the effective date.

Under the Plan, the maximum aggregate number of the ordinary shares of the Group available for grant of awards consists of 8,000,000 Class A ordinary shares of the Group, par value of US$0.00075 per share and 1,000,000 Class B ordinary shares of the Group, par value of US$0.00075 per share. Among the authorized Class B ordinary shares of the Group available for grant under the Plan, 550,000 Class B ordinary shares shall be awarded to Mr. Mingjun Lin, the Chief Executive Officer of the Group, and 450,000 Class B ordinary shares shall be awarded to Ms. Yi Yang, the Chief Financial Officer of the Group. The Group has issued an aggregate of 1,000,000 Class B ordinary shares to Mr. Mingjun Lin and Ms. Yi Yang on January 3, 2024. According to the currently effective Fourth Amended and Restated Memorandum and Articles of Association of the Group, Class B ordinary shares entitle the holders thereof the same rights as Class A ordinary shares except for the voting rights and the conversion rights. Each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Group, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Group. Each Class B ordinary share is convertible into one (1) Class A ordinary share, but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.